Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of Information about the Company’s Segment	The table below provides information about the Company’s segment:
	Six Months Ended June 30,
	2025	2024
Revenues from domestic sales	$8,099,186	$6,026,009
Revenues from export	1,488,792	936,232
Segment revenues, net	9,587,978	6,962,241
Operating expenses:
Cost of goods sold	6,298,249	4,659,769
Selling expenses	303,949	258,856
Professional services	509,998	577,021
Research and development	482,469	434,687
Other operating expenses	709,271	2,726,150
Total operating expenses	8,303,936	8,656,483
Income (loss) from operations	1,284,042	(1,694,242)
Other income	86,459	127,373
Interest and financing expenses, net	(198,778)	(216,131)
Other expenses	(12,790)	(107,826)
Total other expenses	(125,109)	(196,584)
Income (loss) before income taxes	1,158,933	(1,890,826)
Income tax expense	168,884	11,522
Segment net income (loss)	$990,049	$(1,902,348)